Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 108,123	$ 129,328	$ 34,536	$ 50,426
Borrowings Repayable within one year	(37,877)	(35,974)
Borrowings Repayable after one year	(63,146)	(63,340)
Net Debt	7,100	30,014
Gross debt	(90,991)	(89,478)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	(50,210)	(49,414)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	$ (50,813)	$ (49,900)